ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 21, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 10, 2017	Sep. 27, 2013
State or country of incorporation		Nevada
Date of incorporation		Jul. 21, 2009
Reverse stock split, description	the Company effected a one-for-ten (1:10) reverse stock split whereby the Company decreased, by a ratio of one-for-ten (1:10) the number of issued and outstanding shares of Common Stock.
Revenues		$ 30,013,378	$ 6,755,436
Cost of revenue		28,057,111	6,154,396
Net loss		(6,209,768)	(601,002)
Working capital deficit		(4,192,984)
Accumulated deficit		(7,211,987)	(1,002,219)
Cash equivalents		290,857	693,570
Value added tax receivable		$ 961,220	398,126
Description for periodic inventory system maintenance		A periodic inventory system is maintained by 100% count.
Depreciation expense		$ 17,370	9,448
Intangible asset, useful life		5 years
Amortization of intangible assets		$ 8,533	0
Impairment of goodwill		$ 1,949,884
Impairment of goodwill, percent		100.00%
Amplerissimo Ltd [Member]
Equity ownership percentage					100.00%
Stock Purchase Agreement [Member] | Decahedron Ltd [Member]
Common stock shares reserved				170,000
United States [Member]
Cash equivalents		$ 65,613	3,143
Cyprus, Greece, And Bulgaria [Member]
Cash equivalents		398,841	$ 19,876
United Kingdom [Member]
Cash equivalents		$ 27,542
Cyprus [Member]
Income tax rate		12.50%
Greece [Member]
Income tax rate		29.00%
United Kingdom of England [Member]
Income tax rate		20.00%